Contract Amounts of Foreign Exchange Contracts (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Foreign currency to sell
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 228,053	¥ 358,862
Foreign currency to buy
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 37,540	¥ 21,365